Refund Liabilities	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Refund Liabilities
12. REFUND LIABILITIES

	December 31
	2019	2020
	US$	US$
Refund liabilities	2,260	2,105

Estimated sales returns and other allowances are made and adjusted based on historical experience and the consideration of varying contractual terms.
The changes in the refund liabilities are summarized as follows:

	Year Ended December 31
	2019	2020
	US$	US$
Refund liabilities
Balance, beginning of year	2,093	2,260
Additions	5,076	10,576
Actual sales return and discount	(4,909)	(10,731)

Balance, end of year	2,260	2,105